Non-Controlling Interests (Details) - Schedule of non-controlling interests - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Non-Controlling Interests (Details) - Schedule of non-controlling interests [Line Items]
Balance, beginning	$ 107,718	$ 98,154
Share of net income (loss)	492	12,650
Share of other comprehensive income (loss)	(6,552)	2,010
Distributions	(10,880)	(5,096)
Balance, ending	90,778	107,718
Henan Found [Member]
Non-Controlling Interests (Details) - Schedule of non-controlling interests [Line Items]
Balance, beginning	89,669	78,564
Share of net income (loss)	11,584	12,639
Share of other comprehensive income (loss)	(6,037)	1,732
Distributions	(9,934)	(3,266)
Balance, ending	85,282	89,669
Henan Huawei [Member]
Non-Controlling Interests (Details) - Schedule of non-controlling interests [Line Items]
Balance, beginning	4,928	5,182
Share of net income (loss)	(121)	182
Share of other comprehensive income (loss)	(351)	194
Distributions	(946)	(630)
Balance, ending	3,510	4,928
Yunxiang [Member]
Non-Controlling Interests (Details) - Schedule of non-controlling interests [Line Items]
Balance, beginning	2,915	3,032
Share of net income (loss)	(157)	(185)
Share of other comprehensive income (loss)	(118)	68
Distributions
Balance, ending	2,640	2,915
Guangdong Found [Member]
Non-Controlling Interests (Details) - Schedule of non-controlling interests [Line Items]
Balance, beginning	(181)	(351)
Share of net income (loss)	78	154
Share of other comprehensive income (loss)	(46)	16
Distributions
Balance, ending	(149)	(181)
New Infini [Member]
Non-Controlling Interests (Details) - Schedule of non-controlling interests [Line Items]
Balance, beginning	10,387	11,727
Share of net income (loss)	(10,892)	(140)
Share of other comprehensive income (loss)
Distributions		(1,200)
Balance, ending	$ (505)	$ 10,387